Schedule of Earnings from Continuing Operations Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule of Income Before Income Tax [Line Items]
U.S. earnings			$ 164		$ 97		$ 182
Foreign earnings			153		102		92
Income from continuing operations before income taxes	$ 81	$ 105	$ 317	[1]	$ 199	[1]	$ 274	[1]

[1]	Consolidated totals represent results from continuing operations, except as otherwise noted.